RECENT ACCOUNTING PRONOUNCEMENT	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCEMENT

3. RECENT ACCOUNTING PRONOUNCEMENT

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, and issued subsequent amendments to the initial guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11 and ASU 2020-02, collectively referred to as “ASC 326”. ASC 326 requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. This ASU eliminates the probable initial recognition threshold in current GAAP and, instead, reflects an entity’s current estimate of all expected credit losses. In November 2019, the FASB issued ASU No. 2019-10 to postpone the effective date of ASU No. 2016-13 for certain to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company adopted this ASU within annual reporting period on January 1, 2023. There were no significant impact resulting from these disclosures on the consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (Topic 805). This ASU requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. The ASU is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Adoption of the ASU should be applied prospectively. Early adoption is also permitted, including adoption in an interim period. If early adopted, the amendments are applied retrospectively to all business combinations for which the acquisition date occurred during the fiscal year of adoption. The Company adopted this ASU within annual reporting period on January 1, 2023. There were no significant impact resulting from these disclosures on the consolidated financial statements.

In March 2022, the FASB issued ASU No. 2022-02, Troubled Debt Restructuring and Vintage Disclosures. This ASU eliminates the accounting guidance for troubled debt restructurings by creditors that have adopted ASU 2016-03, Measurement of Credit Losses on Financial Instruments. This ASU also enhances the disclosure requirements for certain loan refinancing and restructurings by creditors when a borrower is experiencing financial difficulty. In addition, the ASU amends the guidance on vintage disclosures to require entities to disclose current period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of ASC 326-20. The ASU is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Adoption of the ASU would be applied prospectively. Early adoption is also permitted, including adoption in an interim period. The Company adopted this ASU within annual reporting period on January 1, 2023. There were no significant impact resulting from these disclosures on the consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In December 2022, the FASB issued ASU No. 2022-06, Deferral of the Sunset Date of Reference Rate Reform (Topic 848) (ASU 2022-06). ASU 2022-06 provides optional expedients and exceptions for applying GAAP to transactions affected by reference rate (e.g., LIBOR) reform if certain criteria are met, for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2022-06 deferred the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. ASU 2022-06 is effective as of December 21, 2022 through December 31, 2024. The Company will adopt this ASU within annual reporting period of January 1, 2024 and expects that the adoption will not have a material impact on the Company’s consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements – Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. The ASU modifies the disclosure or presentation requirements of a variety of Topics in the Codification to align with the SEC’s regulations. The ASU also makes those requirements applicable to entities that were not previously subject to the SEC’s requirements. The ASU is effective for the Company two years after the effective date to remove the related disclosure from Regulation S-X or S-K. As of the date these financial statements have been made available for issuance, the SEC has not yet removed any related disclosure. The Company does not expect the adoption of ASU 2023-06 to have a material effect on its consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280)-Improvements to Reportable Segment Disclosures. ASU No. 2023-07 requires an enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of this guidance should be applied retrospectively to all prior periods presented. Early adoption is permitted. The Company does not expect to adopt ASU No. 2023-07 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for the Company’s annual reporting periods beginning after December 15, 2025. Adoption is either with a prospective method or a fully retrospective method of transition. Early adoption is permitted. The Company is currently evaluating the effect that adoption of ASU 2023-09 will have on its consolidated financial statements.